UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07871

TD WATERHOUSE PLUS FUNDS, INC.
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC) (Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005 (Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc., 100 Summer Street, Boston, MA 02110 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-908-7537

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—6.9%
$ 10,000,000	Aquinas Funding LLC, 4.61%, due 6/12/06 (Credit: MBIA; Rabobank Nederland) (Note C)	4.61	$ 9,836,068
13,275,870	Capital One Auto Finance Trust, Ser. 2005-A, Cl. A1, 4.43%, due 12/15/06 (GTY: AMBAC)	4.43	13,275,870
16,658,086	LEAFs, LLC, 4.49%, due 2/20/06 (Put Agreement: AIG; Financial Products Corp.) (Notes A, C)	4.49	16,658,086
5,000,000	Liberty Lighthouse U.S. Capital, 4.36%, 2/7/06 (Note C)	4.50	4,999,881
13,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.63%, due 2/28/06 (Notes A, C)	4.59	13,002,528
10,000,000	RACERS Trust Ser. 2004-6-MM, 4.51%, due 2/22/06 (GTY: Lehman Brothers Holdings, Inc.) (Notes A, C)	4.51	10,000,000

			67,772,433

	BROKER/DEALER OBLIGATIONS—11.4%
40,000,000	Bear Stearns Cos., Inc., 4.48%, due 2/1/06	4.48	40,000,000
5,000,000	Goldman Sachs Group, Inc., 4.49%, due 2/15/06 (Notes A, C)	4.49	5,000,000
12,000,000	Merrill Lynch & Co., Inc., 4.64%, due 2/13/06 (Note A)	4.64	12,000,000
10,000,000	Merrill Lynch & Co., Inc., 4.45%, due 2/15/06 (Note A)	4.45	10,000,000
4,000,000	Morgan Stanley, 4.50%, due 2/15/06 (Note A)	4.50	4,000,000
5,000,000	Morgan Stanley, 4.61%, due 2/27/06 (Note A)	4.57	5,001,013
19,800,000	Morgan Stanley, 4.36%, due 3/3/06 (Note A)	4.37	19,803,716
16,000,000	Morgan Stanley, 4.42%, due 3/6/06 (Note A)	4.42	16,000,000

			111,804,729

	EXTENDIBLE COMMERCIAL NOTES—1.5%
15,000,000	ASAP Funding Inc., 4.46%, due 3/7/06 (Credit: Bank of America , N.A.; Citigroup, Inc.) (Note E)	4.46	14,937,525

	FINANCE & INSURANCE OBLIGATIONS—6.0%
7,000,000	General Electric Capital Corp., 4.57%, due 2/17/06 (Note A)	4.42	7,001,144
2,000,000	Kokomo Grain Co., Inc., Ser. 2002-A, 4.38%, due 2/7/06 (LOC: General Electric Capital Corp.) (Notes B, C)	4.38	2,000,000
21,000,000	MBIA Global Funding, LLC, 4.50%, due 3/16/06	4.45	20,999,438
15,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 4.38%, due 2/6/06 (Note A)	4.39	15,001,812
13,850,000	Sigma Finance Inc., 4.60%, due 6/29/06	4.60	13,593,775

			58,596,169

	LOAN PARTICIPATIONS—6.5%
25,000,000	Army and Air Force Exchange Service, 4.40%, due 2/28/06 (Note D)	4.40	25,000,000
15,000,000	Army and Air Force Exchange Service, 3.87%, due 3/1/06 (Note D)	3.87	15,000,000
20,000,000	Cos-Mar Company, 4.54%, due 2/24/06 (GTY: General Electric Co.) (Notes A, D)	4.54	20,000,000
4,000,000	Perseverance Associates LP, 4.36%, 2/8/06 (GTY: Prudential Insurance Co. of America) (Note D)	4.36	4,000,000

			64,000,000

	TOTAL CORPORATE OBLIGATIONS—32.3%		317,110,856

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—5.0%
10,000,000	Irish Life & Permanent PLC, 4.23%, due 4/3/06 (Note C)	4.23	9,929,850
15,000,000	Irish Life & Permanent PLC, 4.50%, due 4/6/06 (Note C)	4.50	14,881,333
15,000,000	Irish Life & Permanent PLC, 4.67% due 7/19/06	4.67	14,680,800
10,000,000	DEPFA Bank PLC, 4.61%, due 6/14/06	4.61	9,833,565

			49,325,548

	BANK NOTES—16.7%
5,000,000	Bank of New York Co., Inc., 4.58%, due 2/27/06 (Note A)	4.58	5,000,000
20,000,000	Bayerische Landesbank GZ, 4.54%, due 2/24/06 (Note A)	4.52	20,000,691
10,000,000	Commonwealth Bank of Australia, 4.49%, due 2/24/06 (Note A)	4.49	10,000,000
10,000,000	Irish Life & Permanent PLC, 4.53%, due 2/21/06 (Note A)	4.53	10,000,000
18,000,000	Royal Bank of Canada, 4.45%, due 2/10/06 (Note A)	4.41	18,004,140
25,000,000	Societe Generale, 4.36%, due 3/2/06 (Note A)	4.36	25,000,000
10,000,000	Wells Fargo & Co., 4.46%, due 2/15/06 (Note A)	4.46	10,000,000
1,600,000	Wells Fargo & Co., 4.44%, due 3/2/06 (Note A)	3.57	1,600,588
20,000,000	WestLB AG, NY, 4.43%, due 2/10/06 (Note A)	4.43	20,000,000
20,000,000	Westpac Banking Corp., 4.47%, due 2/16/06 (Note A)	4.47	20,000,000
25,000,000	Westpac Banking Corp., 4.49%, due 3/13/06 (Note A)	4.45	25,012,388

			164,617,807

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—6.6%
7,000,000	BNP Paribas, 4.16%, due 3/31/06	4.22	6,999,260
38,000,000	Canadian Imperial Bank of Commerce, 4.53%, due 2/17/06 (Note A)	4.48	38,000,000
10,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.17	9,996,443
10,000,000	HSBC Bank USA, 4.30%, due 4/18/06	4.30	10,000,000

			64,995,703

	DOMESTIC BANK SUPPORTED OBLIGATIONS—10.6%
2,025,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	2,025,000
1,800,000	ASC Manufacturing, Ltd Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,800,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs, Ser. 1999, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,035,000
2,000,000	Community HDC Tax., Ser. 2004, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.57	2,000,000
835,000	Corp. Fin. Managers, Inc. Integrated Loan Program, Pooled Adj. Rate Tax. Notes, Ser. B, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.51	835,000
2,000,000	Country Class Assets, LLC Tax., Ser. 2004A, 4.39%, (LOC: Bank of America, N.A.) (Note B)	4.33	2,000,000
1,500,000	Cubba Capital, LLC, Tax. Adj. Rate Notes, Ser. 2005A, 4.55% (LOC: Comerica Bank) (Note B)	4.49	1,500,000
1,500,000	D&I Properties, LLC Tax., Ser. 2004, 4.50% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.44	1,500,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	500,000
1,400,000	DBH Associates - Ohio LP Adj. Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,400,000
1,600,000	Dominican Sisters, St. Mary's of The Springs, Tax., Ser. 2000, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,600,000
1,125,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,125,000

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 4,000,000	Galloway Company, Tax., Ser. 2003, 4.72% (LOC: JPMorgan Chase Bank) (Note B)	4.66	$ 4,000,000
4,000,000	JJB Properties, LLC, Tax. Property Bonds, Ser. 2006, 4.56% (LOC: FHLB Dallas) (Note B)	4.50	4,000,000
3,704,000	Kern Water Bank Auth., Tax., Ser. 2003B, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.51	3,704,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.51	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.54% (LOC: Wachovia Bank, N.A.) (Note B)	4.54	15,000,000
3,400,000	M&M Drying, LTD, Minerva Real Estate, LLC, Ser. 2003, 4.66% (LOC: JPMorgan Chase Bank) (Note B)	4.60	3,400,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	2,000,000
5,165,000	New Plaza Management, LLC, Ser. 2003, 4.55% (LOC: U.S. Bank, N.A.) (Note B)	4.49	5,165,000
5,000,000	North Fountain View Dev. Co., LLC, Adj. Rate Tax. Secs., Ser. 2005, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	5,000,000
1,400,000	PCP Investors, LLC Tax., Ser. 2003, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.51	1,400,000
5,000,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	5,000,000
5,000,000	Provena Health CP Rev. Notes, Ser. 1998, 4.28, due 4/6/06 (LIQ: JPMorgan Chase Bank, N.A.)	4.28	4,962,756
3,400,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 4.66% (LOC: JPMorgan Chase Bank) (Note B)	4.60	3,400,000
1,000,000	R.M.D. Corp. Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	1,000,000
8,250,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser 2003, 4.34% (LOC: PNC Bank, N.A.) (Notes B, C)	4.28	8,250,000
5,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 4.37% (LOC: Bank of New York) (Note B)	4.31	5,000,000
2,200,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 4.54% (LOC: Bank of America, N.A.) (Note B)	4.48	2,200,000
5,000,000	Smith of Georgia, LLC Tax., Ser. 2004, 4.54%, (LOC Fifth Third Bank) (Note B)	4.48	5,000,000
1,025,000	Sound Class Assets, LLC, Ser. 2003A, 4.39% (LOC: Bank of America, N.A.) (Note B)	4.33	1,025,000
1,895,000	The Scranton Times, LP, Var. Rate Term Notes, Ser. 1997, 4.57% (LOC: PNC Bank, N.A.) (Note B)	4.57	1,895,000
515,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note B)	4.48	515,000
1,500,000	Westgate Investment Fund, LLC Tax., Ser. 2005, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	4.51	1,500,000
2,000,000	Willow Interests, LLC, Et. Al. Adj. Rate Tax. Secs., Ser. 2005, 4.38% (LOC: Fifth Third Bank) (Note B)	4.38	2,000,000

			103,736,756

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—1.0%
10,000,000	Societe Generale, 4.25%, due 9/6/06	4.72	9,968,466

	FOREIGN BANK SUPPORTED OBLIGATIONS—2.0%
4,000,000	Banco Continental de Panama, S.A., Ser. A, 4.60%, due 5/24/06 (LOC: Calyon)	4.60	3,944,000
2,000,000	HBOS Treasury Services PLC, 4.44%, due 2/20/06 (GTY: Bank of Scotland) (Note A)	4.44	2,000,000
5,000,000	HBOS Treasury Services PLC, 4.31%, due 3/1/06 (GTY: Bank of Scotland) (Note A)	4.31	5,000,000
8,500,000	HBOS Treasury Services PLC, 4.57%, due 3/24/06 (GTY: Bank of Scotland) (Note A)	4.57	8,500,000

			19,444,000

	TOTAL BANK OBLIGATIONS—41.9%		412,088,280

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB, Ser. 2003B (Surtec, Inc. Proj.), 4.64% (LOC: Comerica Bank) (Note B)	4.58	1,800,000
5,000,000	California PCFA Environmental Improvement Rev. Bonds (ARCO Project), Tax., Ser. 1997, 3.98%, due 2/2/06 (GTY: BP PLC)	3.36	5,000,000
2,500,000	Catholic Univ. of America, Tax., Ser. 2004, 4.63% (SBPA: Wachovia Bank, N.A.) (Note B)	4.57	2,500,000
18,300,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 1999A, 4.49% (Credit: DEPFA Bank PLC; MBIA) (Note B)	4.43	18,300,000
730,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 1999G-2 (Valencia Villiage Apts.) 4.59% (Credit: Fannie Mae) (Note B)	4.53	730,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds, Ser. 2000E-2 (Waterford Pointe Apts.), 4.64% (Credit: Fannie Mae) (Note B)	4.58	1,050,000
1,500,000	Illinois Dev. Auth. Revenue Bonds (American College of Surgeons Proj.) Tax., Ser. 1996, 4.60% (LOC: Northern Trust Company) (Note B)	4.54	1,500,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 4.56% (Credit: Bank of America N.A.; MBIA) (Note B)	4.56	1,120,000
9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003B, 4.47% (Credit: FGIC; Bank of America, N.A.) (Note B)	4.41	9,000,000
7,540,000	Maryland Health and HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 4.57% (LOC: Wachovia Bank, N.A) (Note B)	4.57	7,540,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj. Tax. Rev. Bonds, Ser. 2003A, 4.52% (LOC: JPMorgan Chase Bank) (Note B)	4.46	11,250,000
12,900,000	Township of Derry Indus. & Commercial Dev. Auth. Tax., Ser. 2001 (GIANT Center Proj., Hershey, PA), 4.54% (LOC: PNC Bank, N.A.) (Note B)	4.48	12,900,000
4,700,000	Westchester County Health Care Corp. Tax. CP Notes, Ser. 2, due 2/15/06 (Credit: Landesbank Hessen-Thuringen GZ)	4.49	4,691,830
1,900,000	Westmoreland County, PA IDA Adj. Rate Demand Rev. Bonds, Tax., Ser. 2005D (Excela Health Proj.), 4.54% (LOC: Wachovia Bank, N.A.) (Note B)	4.48	1,900,000

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—8.1%		79,281,830

	U.S. GOVERNMENT AGENCY OBLIGATIONS
60,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.17	60,000,000
15,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.15	15,000,000
10,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 2/1/06	4.14	10,000,000
5,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 3/1/06	4.32	4,983,394
5,021,000	Fannie Mae Mortgage-Backed Discount Notes, due 3/1/06	4.31	5,004,364
3,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 4/3/06	4.00	2,980,073
30,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 5/1/06	4.57	29,664,767
10,000,000	Fannie Mae Mortgage-Backed Discount Notes, due 7/3/06	4.24	9,826,467
13,000,000	Overseas Private Investment Corp. (OPIC)-Agribusiness Ser. 1995-221-308, 3.85%, due 6/15/06 (Note A)	3.85	13,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—15.3%		150,459,065

	REPURCHASE AGREEMENT—5.2%
51,178,000	Bank of America Securities LLC
	• 4.46%, dated 1/31/06, due 2/1/06 in the amount of $51,184,340
	• fully collateralized by a U.S. Government obligation, coupon 5.000%
	maturity 04/01/34; value $52,201,560	4.46	51,178,000

	TOTAL INVESTMENTS
	(Cost $1,010,118,031) † —102.8%		1,010,118,031

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.8)%		(27,280,866)

	NET ASSETS—100.0%		$ 982,837,165

TD WATERHOUSE PLUS FUNDS, INC.
MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2006. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2006, these securities amounted to $94,557,746 or 9.6% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)	This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. At January 31, 2006, the value of these securities amounted to $64,000,000 representing 6.5% of net assets.

(E)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
GTY	Guarantee
HDC	Housing Development Corporation
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

The Portfolio merged into the Money Market Portfolio, a series of the TD Waterhouse Family of Funds, Inc. on February 24, 2006.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President
Date	March 24, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President
Date	March 24, 2006
By (Signature and Title)*	/s/ Christopher Salfi, Treasurer
Date	March 24, 2006

* Print the name and title of each signing officer under his or her signature.